BASIC AND DILUTED NET INCOME PER COMMON SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
BASIC AND DILUTED NET INCOME PER COMMON SHARE
8.	BASIC AND DILUTED NET INCOME PER COMMON SHARE

The following table provides a reconciliation of the numerators and denominators used in computing basic and diluted net income per common share (in thousands, except per share data):

	Three Months Ended
	March 31,
	2012	2013
Computation of basic net income per common share:
Net income	$33,962	$33,764

Weighted average common shares and participating securities outstanding – basic	67,205	66,184

Basic net income per common share	$0.51	$0.51

Computation of diluted net income per common share:
Weighted average common shares and participating securities outstanding – basic	67,205	66,184
Effect of dilutive securities:
Stock-based awards	1,273	1,430

Weighted average common shares outstanding – diluted	68,478	67,614

Diluted net income per common share	$0.50	$0.50

Diluted net income per common share reflects the potential dilution of common stock equivalents such as options and warrants, to the extent the impact is dilutive. Stock-based awards to purchase an aggregate of 485,906 and 808 shares were excluded from the calculation of the denominator for diluted net income per common share for the three months ended March 31, 2012 and 2013, respectively, due to their anti-dilutive effects.

15.    BASIC AND DILUTED NET INCOME PER COMMON SHARE

The following table provides a reconciliation of the numerators and denominators used in computing basic and diluted net income per common share (in thousands, except per share data):

	Year Ended December 31,
	2010	2011	2012
Computation of basic net income (loss) per common share:
Income from continuing operations	$124,028	$123,574	$156,087
(Loss) income from discontinued operations, net of tax	(17,819)	37,249	—

Net income	$106,209	$160,823	$156,087

Weighted average common shares and participating securities outstanding — basic	74,555	72,974	66,737

Basic net income (loss) per common share from:
Continuing operations	$1.66	$1.69	$2.34
Discontinued operations	(0.24)	0.51	—

Basic net income per common share	$1.42	$2.20	$2.34

Computation of diluted net income (loss) per common share:
Weighted average common shares and participating securities outstanding — basic	74,555	72,974	66,737
Effect of dilutive securities:
Stock-based awards	1,510	1,522	1,219

Weighted average common shares outstanding — diluted	76,065	74,496	67,956

Diluted net income (loss) per common share from:
Continuing operations	$1.63	$1.66	$2.30
Discontinued operations	(0.23)	0.50	—

Diluted net income per common share	$1.40	$2.16	$2.30

Diluted net income per common share reflects the potential dilution of common stock equivalents such as options and warrants, to the extent the impact is dilutive. The Company used income from continuing operations as the control number in determining whether potential common shares were dilutive or anti-dilutive. The same number of potential common shares used in computing the diluted per-share amount from continuing operations was also used in computing the diluted per-share amounts from discontinued operations even if those amounts were anti-dilutive.

Common stock options to purchase an aggregate of 4,155,395, 4,124,861 and 486,150 shares were excluded from the calculation of the denominator for diluted net income per common share due to their anti-dilutive effect for the years ended December 31, 2010, 2011, and 2012, respectively.